Acquisition of 374Water Inc fka PowerVerde Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Acquisition of 374Water Inc fka PowerVerde Inc
Acquisition of 374Water, Inc. f/k/a PowerVerde Inc.

Note 4 – Acquisition of 374Water, Inc. f/k/a PowerVerde Inc.

Agreement and Plan of Merger

In connection with the Merger, (see Note 1), the Company closed on a private placement of 436,783 shares of Series D Convertible Preferred Stock (the “Preferred Stock”) with a par value of $0.0001, yielding gross proceeds of $6,551,745 (the “Private Placement”) and the settlement of a $50,000 liability for Preferred Stock shares. The Private Placement proceeds will be used for working capital, primarily for development, manufacture and commercialization of the Company’s Air SCWO systems. The Preferred Stock has a stated value of $15 per share, is convertible into common stock at $.30 per share and has voting rights based on the underlying shares of common stock. Upon liquidation of the Company, the Preferred Stockholders have liquidation preference before any assets can be distributed to common stockholders. All of the Preferred Stock was sold pursuant to an exemption from registration requirements under Regulation D and/or Section 4(2) of the Securities Act of 1933, as amended.

As a result of the Merger, the issuance of the Preferred Stock, the former Private 374Water shareholders own 65.8% of the Company’s issued and outstanding common stock and 53.8% of the Company’s issued and outstanding voting stock (which includes the Preferred Stock on an as converted basis).

Also as a result of the Merger, the Company entered into two-year employment agreements with the Company  founders Yaacov (Kobe) Nagar and Marc Deshusses, Ph. D. Mr. Nagar will serve as the Company’s CEO, replacing Richard H. Davis, who resigned as CEO upon closing of the Merger. Mr. Nagar initially receive an annual salary of $200,000 which was increased to $250,000 effective January 26, 2022. Dr. Deshusses will serve as the Company’s Head of Technology on a part-time basis at a salary of $60,000 per year.

Pursuant to the Merger, Messrs. Nagar and Deshusses were appointed to the Company’s Board of Directors, joining Mr. Davis, who remains as a Director.

The patented technology underlying 374Water’s supercritical water oxidation (SCWO) units, which was developed principally through the efforts of Messrs. Nagar and Deshusses at the facilities of Duke University, Durham, North Carolina (“Duke”), where Dr. Deshusses is a professor, is licensed to 374Water pursuant to a worldwide license agreement with Duke executed on April 16, 2021 (the “License Agreement”) simultaneous with the merger. In connection with the License Agreement, 374Water also executed an equity transfer Agreement with Duke pursuant to which Duke received a small block of shares of common stock (see Note 5).

As a result of the Merger Agreement, for financial statement reporting purposes, the business combination between 374Water Inc. and 374Water was treated as a reverse acquisition and recapitalization for accounting purposes with 374Water deemed the accounting acquirer and 374Water Inc. deemed the accounting acquiree under the acquisition method of accounting in accordance with FASB Accounting Standards Codification (“ASC”) Section 805-10-55.

The following assets and liabilities were assumed in the transaction:

Cash	$29,536
Prepaid expense	14,483
Accounts Receivable	1,000
Total assets acquired	45,019

Accounts payable	(46,150)
Accrued expenses	(83,094)
Total liabilities assumed	$(129,244)

Net liabilities assumed	$(84,225)

Note 4 – Acquisition of 374Water, Inc. f/k/a PowerVerde Inc.

In connection with the Merger, 374Water closed on a private placement of 436,783 shares of Series D Convertible Preferred Stock (the “Preferred Stock”) with a par value of $0.0001, yielding gross proceeds of $6,551,745 (the “Private Placement”) and the settlement of a $50,000 liability for Preferred Stock shares. The Private Placement proceeds will be used for working capital, primarily for development, manufacture and commercialization of 374Water Inc.’s Air SCWO Nix systems. The Preferred Stock has a stated value of $15 per share, is convertible into common stock at $.30 per share and has voting rights based on the underlying shares of common stock. Upon liquidation of the Company, the Preferred Stockholders have liquidation preference before any assets can be distributed to common stockholders. All of the Preferred Stock was sold pursuant to an exemption from registration requirements under Regulation D and/or Section 4(2) of the Securities Act of 1933, as amended.

As a result of the Merger, the issuance of the Preferred Stock, the former 374Water shareholders own 65.8% of 374Water Inc’s issued and outstanding common stock and 53.8% of 374Water Inc.’s issued and outstanding voting stock (which includes the Preferred Stock on an as converted basis).

Also as a result of the Merger, 374Water Inc. entered into two-year employment agreements with 374Water founders Yaacov (Kobe) Nagar and Marc Deshusses, Ph. D. Mr. Nagar will serve as the Company’s CEO, replacing Richard H. Davis, who resigned upon closing of the Merger. Mr. Nagar will receive an annual salary of $200,000. Dr. Deshusses will serve as the Company’s Head of Technology on a part-time basis at a salary of $60,000 per year.

Pursuant to the Merger, Messrs. Nagar and Deshusses were appointed to the Company’s Board of Directors, joining Mr. Davis, who remains as a Director.

The patented technology underlying 374Water’s supercritical water oxidation (SCWO) units, which was developed principally through the efforts of Messrs. Nagar and Deshusses at the facilities of Duke University, Durham, North Carolina (“Duke”), where Dr. Deshusses is a professor, is licensed to 374Water pursuant to a worldwide license agreement with Duke executed on April 16, 2021 (the “License Agreement”) simultaneous with the merger. In connection with the License Agreement, 374Water also executed an equity transfer Agreement with Duke pursuant to which Duke received a small block of shares of common stock (see Note 5).

As a result of the Merger Agreement, for financial statement reporting purposes, the business combination between 374Water Inc. and PowerVerde, Inc. was treated as a reverse acquisition and recapitalization for accounting purposes with 374Water, Inc. deemed the accounting acquirer and PowerVerde, Inc. deemed the accounting acquiree under the acquisition method of accounting in accordance with FASB Accounting Standards Codification (“ASC”) Section 805-10-55.

The following assets and liabilities were assumed in the transaction:

Cash	$29,536
Prepaid expense	14,483
Accounts Receivable	1,000
Total assets acquired	45,019

Accounts payable	(46,150)
Accrued expenses	(83,094)
Total liabilities assumed	$(129,244)

Net liabilities assumed	$(84,225)